Lease - Schedule of Leases Cost (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule Of Leases Cost Abstract
Operating lease assets, net	$ 760,269		$ 154,556	$ 67,934
ROU assets	882,426		316,234	174,344
Accumulated amortization	(122,157)		(161,678)	(106,410)
Operating lease liabilities – current	290,326		52,217	6,382
Operating lease liabilities – non-current	426,626		54,331	13,550
Total operating lease liabilities	716,952		106,548	19,932
Finance lease assets, net			0	43,520
Vehicle			0	74,606
Accumulated amortization			0	(31,086)
Finance lease liabilities – current			0	21,893
Finance lease liabilities – non-current			0	0
Total finance lease liabilities			0	21,893
Financing cash payments for finance leases	0	$ 11,695	21,598	23,659	$ 24,067
Operating lease	$ 687,751	$ 0	$ 139,933	$ 0	$ 32,742